Related Party Disclosures	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related Party Disclosures	31. RELATED PARTY DISCLOSURESThe financial position and performance of the Santander UK group were not materially affected in H122 by any related party transactions, or changes to related party transactions